Note 21 - Changes in Equity - Basis for Dividends (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net income, attributable to equity holders of Ambev		R$ 11,024.7	R$ 7,332.0	R$ 12,546.6
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting
Interest on capital paid based on the investment reserve		(8,814.1)	(8,819.8)	(10,330.6)
Total of Interest on capital		5,030.5	4,869.7	5,493.4
Total of distributed and accrued to distribute		7,545.6	8,482.5	11,145.2
Retained earnings [member]
Statement Line Items [Line Items]
Net income, attributable to equity holders of Ambev		11,024.7	7,332.0	12,546.6
Prescribed/(complement) dividends		30.1	34.7	21.6
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting		75.9	75.9	75.9
Retained earnings basis for dividends and destinations to Net income reserves		14,319.4	7,442.6	12,644.1
Total of Interest on capital		5,030.5	1,099.6	3,454.2
Retained earnings [member] | IFRS 15 revenue from contracts with customers [member]
Statement Line Items [Line Items]
Impact of the adoption	[1]	(355.4)
Retained earnings [member] | IAS 29 [member]
Statement Line Items [Line Items]
Impact of the adoption	[2]	3,544.1
Net income reserves [member]
Statement Line Items [Line Items]
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting
Dividends and Interest on capital paid based on profit		7,545.6	3,612.7	5,651.8
Dividends approved for distribution			1,099.7	3,454.2
Total of dividends and Interest on capital		R$ 7,545.6	R$ 4,712.4	R$ 9,106.0
Percentage of distributed profit		53.00%	63.00%	72.00%
Total of Interest on capital			R$ 3,770.1	R$ 2,039.2
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Percentage of distributed profit		53.00%	114.00%	72.00%
Interest on capital paid based on the investment reserve			R$ 3,770.1
Total of Interest on capital			3,770.1
Total of distributed and accrued to distribute		R$ 7,545.6	R$ 8,482.5	R$ 9,106.0

[1]	As described in Note 3 - Summary of significant account policies.
[2]	As described in Note 1 (b) Application of inflation accounting and Financial Reporting in Hyperinflationary Economies.